INCOME TAXES (Schedule of Income before Income Tax Expense) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
INCOME TAXES [Abstract]
PRC		¥ 75,902	¥ 9,512	¥ 44,129
Non-PRC		(2,768)	3,189	(201)
Income before income tax expense	$ 11,290	¥ 73,134	¥ 12,701	¥ 43,928